Tax - Schedule of tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 7,181	£ 6,765
Exchange adjustments and other	(110)	255
Charged/(credited) to income statement	467	509
Charged/(credited) to other comprehensive income and equity	7	(349)
Disposals	(2)	1
Reclassification to held for sale	(24)
Deferred tax liability (asset) end of period	7,519	7,181
Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	0
Deferred tax liability (asset) end of period		0
Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	7,181
Deferred tax liability (asset) end of period		7,181
Regulatory licenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	429	429
Exchange adjustments and other	0	0
Charged/(credited) to income statement	0	0
Charged/(credited) to other comprehensive income and equity	0	0
Disposals	0	0
Reclassification to held for sale	0
Deferred tax liability (asset) end of period	429	429
Regulatory licenses | Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	0
Deferred tax liability (asset) end of period		0
Regulatory licenses | Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	429
Deferred tax liability (asset) end of period		429
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	8,213	7,710
Exchange adjustments and other	(132)	357
Charged/(credited) to income statement	720	145
Charged/(credited) to other comprehensive income and equity	0	0
Disposals	(2)	1
Reclassification to held for sale	(12)
Deferred tax liability (asset) end of period	8,816	8,213
Accelerated tax depreciation | Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	29
Deferred tax liability (asset) end of period		29
Accelerated tax depreciation | Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	8,242
Deferred tax liability (asset) end of period		8,242
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(21)	(18)
Exchange adjustments and other	0	(2)
Charged/(credited) to income statement	(5)	(2)
Charged/(credited) to other comprehensive income and equity	0	1
Disposals	0	0
Reclassification to held for sale	1
Deferred tax liability (asset) end of period	(25)	(21)
Share- based payments | Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	0
Deferred tax liability (asset) end of period		0
Share- based payments | Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(21)
Deferred tax liability (asset) end of period		(21)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	490	775
Exchange adjustments and other	(1)	8
Charged/(credited) to income statement	26	51
Charged/(credited) to other comprehensive income and equity	(50)	(344)
Disposals	0	0
Reclassification to held for sale	(4)
Deferred tax liability (asset) end of period	461	490
Pensions and other post- retirement benefits | Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	0
Deferred tax liability (asset) end of period		0
Pensions and other post- retirement benefits | Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	490
Deferred tax liability (asset) end of period		490
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(370)	(301)
Exchange adjustments and other		8
Charged/(credited) to income statement	38	(71)
Charged/(credited) to other comprehensive income and equity	57	(6)
Disposals		0
Reclassification to held for sale	0
Deferred tax liability (asset) end of period	(275)	(370)
Financial instruments | Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	0
Deferred tax liability (asset) end of period		0
Financial instruments | Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(370)
Deferred tax liability (asset) end of period		(370)
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,560)	(1,830)
Exchange adjustments and other	23	(116)
Charged/(credited) to income statement	(312)	386
Charged/(credited) to other comprehensive income and equity	0	0
Disposals	0	0
Reclassification to held for sale	(9)
Deferred tax liability (asset) end of period	(1,887)	(1,560)
Deferred tax assets	1,887	1,560
Other net temporary differences | Impact of IAS 12 amendment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(29)
Deferred tax liability (asset) end of period		(29)
Other net temporary differences | Opening balance after adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,589)
Deferred tax liability (asset) end of period		(1,589)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	184	47
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	575	511
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	646	503
Allowance for credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	£ 150	£ 148